Property, plant and equipment - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Impairments	€ 701	€ 354	€ 466
Reversal of impairments loss	679	381	€ 0
Capital commitments	3,953	€ 123
Acquisition of subsidiary	181
Mega-E
Disclosure of detailed information about property, plant and equipment [line items]
Asset acquisition	90,651
Moma
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary	€ 181